RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Leases [Abstract]
Schedule of lease amounts recognised in the balance sheet and income statement
The balance sheet shows the following amounts relating to lease:

Amounts in $ ‘000	Buildings	Cars	Total
Carrying value At cost	32,884	3,334	36,218
Carrying value Accumulated depreciation	(6,185)	(1,280)	(7,465)
Carrying value at January 1, 2023	26,699	2,054	28,753
Additions	—	1,413	1,413
Remeasurement	1,865	—	1,865
Divestments	—	(756)	(756)
Depreciation charges	(2,913)	(1,289)	(4,202)
Depreciation of disinvestment	—	700	700
Impairment	(4,663)	—	(4,663)
Currency translation - cost	873	18	891
Currency translation - accumulated depreciation	(213)	(11)	(224)
Movement 2023	(5,051)	75	(4,976)
At cost	30,959	4,009	34,968
Accumulated depreciation	(9,311)	(1,880)	(11,191)
Carrying value at December 31, 2023	21,648	2,129	23,777
Additions	—	2,395	2,395
Remeasurement	338	—	338
Divestments	(305)	(1,694)	(1,999)
Depreciation charges	(2,627)	(1,280)	(3,907)
Depreciation of disinvestment	186	1,515	1,701
Impairment	(5,027)	—	(5,027)
Currency translation - cost	(1,431)	(41)	(1,472)
Currency translation - accumulated depreciation	557	19	576
Movement 2024	(8,309)	914	(7,395)
At cost	24,534	4,669	29,203
Accumulated depreciation	(11,195)	(1,626)	(12,821)
Carrying value at December 31, 2024	13,339	3,043	16,382
The statement of income shows the following amounts relating to leases:

Amounts in $ ‘000	2024	2023	2022
Depreciation right-of-use assets
Depreciation right-of-use buildings	(2,094)	(2,380)	(1,781)
Depreciation right-of-use cars	(1,280)	(1,284)	(784)
Total depreciation right-of-use assets	(3,374)	(3,664)	(2,565)
Interest expense (Note 7)	(1,038)	(1,088)	(622)
Impairment expense	(5,027)	(4,663)	(3,860)
Total expense right-of-use assets	(9,439)	(9,415)	(7,047)